Intangible Assets (Details)									3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jan. 31, 2024	Jan. 27, 2024 USD ($)	Dec. 01, 2023 USD ($)	Mar. 05, 2023 USD ($)	Mar. 05, 2023 EUR (€)	Dec. 15, 2022 USD ($)	Sep. 12, 2022 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
Intangible Assets [Line Items]
Purchase amount												$ 10,000
Acquired amount								$ 1,308,270
Purchase amount	$ 1,308,270								$ 1,308,270		$ 1,308,270
Payment of license					$ 1,126,500	€ 1,000,000	$ 10,000
Royalty percentage											3.00%
Agreement paid	179,821										$ 0	0
Term fee			$ 10,000		56,325	50,000
Payment fee			$ 50,000
Amount due											10,000
Signing the agreement					$ (112,650)	€ 100,000
Percentage of royalty		2.00%
Royalty fees				$ 26,060							26,060
Total licenses											2,261,134		$ 2,137,638
Professional fees									393,266	$ 229,035	768,862	$ 376,305
Patent cost	$ 48,420								$ 48,420		48,420		48,420
Licenses [Member]
Intangible Assets [Line Items]
Purchase amount											736,983
Patents [Member]
Intangible Assets [Line Items]
Professional fees											$ 30,898		$ 47,740